SCHEDULE OF INVESTMENTS

Global Growth (in thousands)	SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada
Energy – 1.9%
Canadian Natural Resources Ltd.	83	$3,019

Total Canada - 1.9%		$3,019

China
Communication Services – 1.3%
Tencent Holdings Ltd.	34	2,024

Consumer Discretionary – 1.1%
Alibaba Group Holding Ltd. ADR(A)	11	1,670

Financials – 1.1%
Ping An Insurance (Group) Co. of China Ltd., H Shares	263	1,795

Total China - 3.5%		$5,489

France
Consumer Discretionary – 0.9%
LVMH Moet Hennessy - Louis Vuitton	2	1,332

Industrials – 6.0%
Airbus SE	36	4,807
Schneider Electric S.A.	27	4,526

		9,333

Total France - 6.9%		$10,665

Germany
Financials – 1.2%
Deutsche Boerse AG	11	1,825

Information Technology – 1.4%
Infineon Technologies AG	54	2,214

Total Germany - 2.6%		$4,039

India
Energy – 1.7%
Reliance Industries Ltd.	75	2,538

Total India - 1.7%		$2,538

Italy
Consumer Discretionary – 2.0%
Ferrari N.V.	15	3,123

Total Italy - 2.0%		$3,123

Japan
Financials – 1.8%
ORIX Corp.	146	2,728

Industrials – 1.3%
Recruit Holdings Co. Ltd.	33	2,023

Total Japan - 3.1%		$4,751

Switzerland
Health Care – 1.2%
Alcon, Inc.	23	1,873

Industrials – 2.7%
Ferguson plc	30	4,156

Total Switzerland - 3.9%		$6,029

Taiwan
Information Technology – 2.4%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	34	3,816

Total Taiwan - 2.4%		$3,816

United Kingdom
Communication Services – 1.8%
WPP Group plc	215	2,883

Consumer Discretionary – 1.7%
Aptiv plc(A)	18	2,658

Consumer Staples – 2.1%
Diageo plc	39	1,901
Unilever plc	26	1,407

		3,308

Health Care – 1.9%
AstraZeneca plc	15	1,865
AstraZeneca plc ADR	18	1,060

		2,925

Total United Kingdom - 7.5%		$11,774

United States
Communication Services – 4.3%
Alphabet, Inc., Class A(A)	1	2,970
Facebook, Inc., Class A(A)	7	2,539
Pinterest, Inc., Class A(A)	22	1,126

		6,635

Consumer Discretionary – 9.4%
Amazon.com, Inc.(A)	2	7,089
Darden Restaurants, Inc.	22	3,299
Dollar General Corp.	5	996
Skechers USA, Inc.(A)	76	3,219

		14,603

Energy – 1.8%
ConocoPhillips	41	2,760

Financials – 10.7%
Citigroup, Inc.	24	1,698
CME Group, Inc.	6	1,109
Discover Financial Services	17	2,124
Goldman Sachs Group, Inc. (The)	9	3,396
JPMorgan Chase & Co.	14	2,219
Morgan Stanley	40	3,863
Pinnacle Financial Partners, Inc.	23	2,131

		16,540

Health Care – 7.6%
Abbott Laboratories	14	1,642
HCA Holdings, Inc.	11	2,559
Johnson & Johnson	17	2,677
Thermo Fisher Scientific, Inc.	5	2,911
UnitedHealth Group, Inc.	5	2,037

		11,826

Industrials – 4.9%
Eaton Corp.	20	3,013
Northrop Grumman Corp.	7	2,548
Union Pacific Corp.	10	1,992

		7,553

Information Technology – 23.8%
Adobe, Inc.(A)	4	2,332
Ambarella, Inc.(A)	21	3,206
Apple, Inc.	40	5,725
Autodesk, Inc.(A)	3	840
Fidelity National Information Services, Inc.	18	2,243
Intuit, Inc.	9	4,695
MasterCard, Inc., Class A	9	3,037
Microsoft Corp.	23	6,384
PayPal, Inc.(A)	18	4,645

Visa, Inc., Class A	17	3,725

		36,832

Total United States - 62.5%		$96,749

TOTAL COMMON STOCKS – 98.0%		$151,992

(Cost: $90,413)

PREFERRED STOCKS

Germany
Consumer Discretionary – 0.8%
Volkswagen AG, 2.260%	5	1,214

Total Germany - 0.8%		$1,214

TOTAL PREFERRED STOCKS – 0.8%		$1,214

(Cost: $1,592)

SHORT-TERM SECURITIES

Money Market Funds (B) – 0.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	179	179

TOTAL SHORT-TERM SECURITIES – 0.1%		$179

(Cost: $179)

TOTAL INVESTMENT SECURITIES – 98.9%		$153,385

(Cost: $92,184)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		1,640

NET ASSETS – 100.0%		$155,025

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the annualized 7-day yield at September 30, 2021.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$6,635	$4,907	$—
Consumer Discretionary	18,931	4,455	—
Consumer Staples	—	3,308	—
Energy	5,779	2,538	—
Financials	16,540	6,348	—
Health Care	12,886	3,738	—
Industrials	7,553	15,512	—
Information Technology	40,648	2,214	—

Total Common Stocks	$108,972	$43,020	$—
Preferred Stocks	—	1,214	—
Short-Term Securities	179	—	—

Total	$109,151	$44,234	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$92,184

Gross unrealized appreciation	63,177

Gross unrealized depreciation	(1,976)

Net unrealized appreciation	$61,201